Vanguard® International Value Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.8%)
Australia (1.0%)
*	BHP Group Ltd.	1,710,370	53,987
	National Australia Bank Ltd.	2,454,470	47,360
	QBE Insurance Group Ltd.	4,298,322	34,127
	Adbri Ltd.	9,598,354	20,008
			155,482
Brazil (3.1%)
	Banco Bradesco SA ADR	40,747,061	174,805
	Ambev SA ADR	38,648,700	109,376
	Petroleo Brasileiro SA ADR	5,081,950	67,844
	Lojas Renner SA	9,598,952	50,832
	Banco do Brasil SA	5,775,000	35,519
*	Cia de Saneamento Basico do Estado de Sao Paulo	4,581,000	32,230
			470,606
Canada (1.7%)
	Suncor Energy Inc.	3,308,836	94,542
	Bank of Nova Scotia	856,209	61,672
	Saputo Inc.	1,886,449	42,281
	Alimentation Couche-Tard Inc.	870,600	35,114
	Stella-Jones Inc.	915,400	28,697
			262,306
China (5.9%)
*	Alibaba Group Holding Ltd.	14,937,000	234,116
	Tencent Holdings Ltd.	2,124,600	133,132
*	Baidu Inc. ADR	713,636	113,996
	China Longyuan Power Group Corp. Ltd. Class H	40,381,000	82,389
	ENN Energy Holdings Ltd.	5,023,500	79,975
	Ping An Insurance Group Co. of China Ltd. Class H	9,631,000	76,430
*,1	ESR Cayman Ltd.	19,562,600	66,331
	Autohome Inc. ADR	1,129,998	37,652
*	Alibaba Group Holding Ltd. ADR	285,814	35,953
	Hengan International Group Co. Ltd.	6,200,500	30,310
			890,284
Denmark (0.8%)
	Carlsberg A/S Class B	506,769	82,061
	Vestas Wind Systems A/S	1,676,399	45,364
			127,425
Egypt (0.3%)
*	Commercial International Bank Egypt SAE (Registered) GDR	14,497,070	46,897

		Shares	Market Value ($000)
Finland (1.3%)
	Sampo OYJ Class A	1,596,664	79,247
	Nokian Renkaat OYJ	2,143,830	72,483
*	Nokia OYJ	6,980,867	41,631
			193,361
France (8.6%)
	TotalEnergies SE	2,818,378	160,274
	Sanofi	1,451,982	151,822
	Air Liquide SA	838,639	143,457
*	Airbus SE	1,067,483	136,310
	Engie SA	8,546,050	131,454
	Vinci SA	1,026,137	112,471
	Societe Generale SA	2,459,895	91,312
	Safran SA	746,217	90,344
	Legrand SA	710,736	72,334
	Pernod Ricard SA	311,792	66,692
	Atos SE	1,542,318	55,287
*	Accor SA	1,309,358	48,121
	Thales SA	233,464	21,537
*	Technip Energies NV	1,188,167	18,181
			1,299,596
Germany (5.5%)
	Fresenius Medical Care AG & Co. KGaA	1,824,286	124,039
	Bayerische Motoren Werke AG	981,310	103,865
	BASF SE	1,309,030	100,257
	Henkel AG & Co. KGaA	1,070,210	84,558
	Merck KGaA	370,958	81,350
	Volkswagen AG Preference Shares	354,845	73,904
	Infineon Technologies AG	1,409,460	58,532
[2]	adidas AG	172,929	47,455
*	Continental AG	443,319	42,980
	Jungheinrich AG Preference Shares	790,252	33,792
	MTU Aero Engines AG	145,066	30,869
	SAP SE	176,820	22,184
	FUCHS PETROLUB SE Preference Shares	445,800	19,265
	Fresenius SE & Co. KGaA	182,788	7,546
			830,596
Hong Kong (3.4%)
*	Sands China Ltd.	40,843,200	113,889
*	Melco Resorts & Entertainment Ltd. ADR	8,881,364	93,787
	AIA Group Ltd.	7,864,000	82,099
	Jardine Matheson Holdings Ltd.	1,173,100	69,287
*	Galaxy Entertainment Group Ltd.	6,785,000	39,294
	Hongkong Land Holdings Ltd.	6,127,200	33,184
*	Yue Yuen Industrial Holdings Ltd.	18,050,500	30,479
	CK Asset Holdings Ltd.	3,466,500	23,140
[1]	WH Group Ltd.	16,951,243	11,341
	Xinyi Glass Holdings Ltd.	4,196,000	11,123
*	JD.com Inc. Class A	101,171	3,628
			511,251
India (4.9%)
	Zee Entertainment Enterprises Ltd.	35,623,893	139,335
	ICICI Bank Ltd. ADR	6,193,212	134,579
	Adani Ports & Special Economic Zone Ltd.	10,168,487	98,420
	Housing Development Finance Corp. Ltd.	2,832,180	96,636
	Reliance Industries Ltd.	2,835,629	91,384
	UPL Ltd.	5,608,124	58,757

		Shares	Market Value ($000)
	Ambuja Cements Ltd.	11,248,619	55,377
	GAIL India Ltd.	23,336,766	45,506
	Maruti Suzuki India Ltd.	185,080	21,442
			741,436
Indonesia (2.0%)
	Bank Mandiri Persero Tbk. PT	230,210,300	120,632
	Astra International Tbk. PT	242,580,100	92,842
	Telkom Indonesia Persero Tbk. PT ADR	1,592,433	47,343
	Telkom Indonesia Persero Tbk. PT	80,790,100	23,662
	Selamat Sempurna Tbk. PT	164,317,700	15,104
			299,583
Ireland (1.2%)
*	Ryanair Holdings plc ADR	834,080	93,100
	CRH plc	1,732,400	86,950
			180,050
Israel (0.1%)
*	Check Point Software Technologies Ltd.	94,500	11,435
Italy (1.8%)
	UniCredit SpA	7,615,187	121,031
	Enel SpA	10,816,799	83,253
	Brembo SpA	4,613,027	61,331
			265,615
Japan (9.8%)
	Toyota Motor Corp.	6,161,500	121,771
	Denso Corp.	1,415,900	105,674
	Shimano Inc.	412,500	92,500
	Makita Corp.	2,334,600	87,369
	ITOCHU Corp.	2,644,600	84,962
	Nitto Denko Corp.	1,085,300	84,501
	Kubota Corp.	3,438,800	73,747
	Mitsubishi Electric Corp.	5,823,700	72,932
	Daiwa Securities Group Inc.	9,766,600	58,851
	Bandai Namco Holdings Inc.	823,800	57,903
	Olympus Corp.	2,314,100	51,783
	Fujitsu Ltd.	372,800	49,283
	Koito Manufacturing Co. Ltd.	952,700	47,835
	Seven & i Holdings Co. Ltd.	913,600	46,464
	Suzuki Motor Corp.	1,081,000	46,023
	Daito Trust Construction Co. Ltd.	400,000	45,867
	Daikin Industries Ltd.	216,200	45,390
	Ain Holdings Inc.	865,000	44,462
	Disco Corp.	155,100	42,645
	Komatsu Ltd.	1,655,800	41,608
	Nihon Kohden Corp.	1,512,000	40,103
	Subaru Corp.	1,996,600	36,341
	Nomura Holdings Inc.	7,414,800	32,755
	Taiheiyo Cement Corp.	1,542,500	30,690
	Hitachi Ltd.	327,600	17,027
	FANUC Corp.	86,100	17,026
	Omron Corp.	175,800	12,853
			1,488,365
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV	13,926,800	88,268
Netherlands (4.3%)
[2]	Aegon NV	17,321,377	97,719

		Shares	Market Value ($000)
	Koninklijke DSM NV	482,981	90,540
	Akzo Nobel NV	812,078	84,056
	Wolters Kluwer NV	741,281	75,447
	Universal Music Group NV	2,987,636	73,762
[1]	ABN AMRO Bank NV	4,225,815	67,820
	SBM Offshore NV	3,418,720	54,106
*	AerCap Holdings NV	563,815	35,520
	Boskalis Westminster	1,242,186	35,166
	Koninklijke Vopak NV	930,980	31,943
			646,079
Norway (1.4%)
	Telenor ASA	3,804,095	62,869
	Equinor ASA	2,168,751	59,788
	Yara International ASA	782,220	40,165
	Bakkafrost P/F	354,870	24,464
	TGS ASA	1,595,905	17,184
			204,470
Philippines (0.2%)
	Puregold Price Club Inc.	33,736,800	24,566
Singapore (2.1%)
	United Overseas Bank Ltd.	4,592,900	102,645
	DBS Group Holdings Ltd.	2,906,900	76,355
	Singapore Telecommunications Ltd.	32,903,000	59,660
	Sembcorp Industries Ltd.	22,039,300	37,429
*	SATS Ltd.	7,625,700	22,179
	Venture Corp. Ltd.	993,200	13,013
			311,281
South Africa (0.6%)
	Tiger Brands Ltd.	4,238,324	50,481
	Mr Price Group Ltd.	3,506,213	46,613
			97,094
South Korea (5.0%)
	SK Hynix Inc.	1,632,766	169,004
	Samsung Electronics Co. Ltd.	2,498,844	155,426
	POSCO	654,918	146,501
[1]	Samsung Electronics Co. Ltd. GDR	90,410	140,972
	KB Financial Group Inc.	1,292,280	64,045
	LG Household & Health Care Ltd.	43,254	35,185
	Hana Financial Group Inc.	736,139	27,736
*	SK Square Co. Ltd.	309,162	14,105
	Samsung SDS Co. Ltd.	32,112	3,812
			756,786
Spain (0.4%)
	Industria de Diseno Textil SA	2,146,310	65,096
Sweden (1.1%)
	Boliden AB	2,186,963	88,556
	Sandvik AB	3,143,595	82,785
			171,341
Switzerland (6.2%)
	Novartis AG (Registered)	2,126,597	184,779
*	Holcim Ltd.	3,286,235	178,118
	Cie Financiere Richemont SA (Registered)	1,111,634	161,558
	ABB Ltd. (Registered)	3,295,896	114,275
	UBS Group AG (Registered)	4,743,711	87,994
	Adecco Group AG (Registered)	1,462,501	69,664

		Shares	Market Value ($000)
*	ams-OSRAM AG	3,610,895	60,711
	Swatch Group AG	175,960	51,331
	Credit Suisse Group AG (Registered)	3,708,173	35,248
			943,678
Taiwan (0.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,787,000	133,807
United Kingdom (16.4%)
	Compass Group plc	8,918,335	202,693
	Shell plc	6,693,343	171,943
	BP plc	32,676,849	169,394
	RELX plc	5,367,525	165,107
	Anglo American plc	3,474,201	153,162
	Tesco plc	29,417,321	118,160
	HSBC Holdings plc (XHKG)	15,030,000	106,608
	Smiths Group plc	4,905,970	103,406
	HSBC Holdings plc	14,415,035	102,597
	Lloyds Banking Group plc	133,519,654	92,659
	Ferguson plc	588,903	92,629
	IMI plc	3,952,110	88,301
	Berkeley Group Holdings plc	1,421,896	81,148
	Unilever plc	1,512,340	77,556
	Travis Perkins plc	3,765,953	76,411
	NatWest Group plc	22,422,365	73,697
	Weir Group plc	2,984,180	70,266
	Taylor Wimpey plc	33,211,649	68,136
	Barclays plc	23,324,642	62,576
	Spectris plc	1,339,860	61,143
	Victrex plc	1,961,286	54,630
*	easyJet plc	6,237,379	52,696
	abrdn plc	13,894,866	45,442
	Prudential plc	2,509,728	42,303
*	Carnival plc	1,962,760	36,018
	Electrocomponents plc	1,917,650	29,035
*	Whitbread plc	653,543	26,892
	Direct Line Insurance Group plc	5,893,481	24,294
	Diageo plc	327,040	16,503
	Pearson plc	1,162,845	9,709
	Wickes Group plc	2,740,065	7,572
			2,482,686
United States (4.0%)
	Aon plc Class A	422,922	116,912
	Medtronic plc	951,866	98,509
*	Copa Holdings SA Class A	1,132,000	94,613
	Accenture plc Class A	241,394	85,352
*	Capri Holdings Ltd.	1,282,834	77,060
*	Clarivate plc	3,251,701	53,523
	RenaissanceRe Holdings Ltd.	260,654	40,967
*	TechnipFMC plc	5,940,838	38,556
			605,492
Vietnam (0.2%)
	Vietnam Dairy Products JSC	6,531,100	24,064
Total Common Stocks (Cost $12,355,386)			14,328,996

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (4.9%)
Money Market Fund (4.9%)
[3,4]	Vanguard Market Liquidity Fund (Cost $738,274)	0.120%	7,383,924	738,319
Total Investments (99.7%) (Cost $13,093,660)				15,067,315
Other Assets and Liabilities—Net (0.3%)				46,888
Net Assets (100%)				15,114,203
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $286,464,000, representing 1.9% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $275,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $277,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2022	2,422	270,695	(5,928)
MSCI Emerging Market Index	March 2022	1,954	119,663	(764)
				(6,692)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open forward currency contracts at January 31, 2022.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,426,672	—	—	1,426,672
Common Stocks—Other	603,365	12,298,959	—	12,902,324
Temporary Cash Investments	738,319	—	—	738,319
Total	2,768,356	12,298,959	—	15,067,315

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	6,692	—	—	6,692
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.